WEBs ETF Trust

WEBs Defined Volatility SPY ETF
Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.2%
United States – 48.2%
SPDR S&P 500 ETF Trust	1,485	$938,639
TOTAL EXCHANGE-TRADED FUNDS (Cost - $860,442)		938,639

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 58.4%
Time Deposits – 58.4%
JPMorgan Chase, New York, 3.68% 08/01/2025	$194,524	194,524
Sumitomo Mitsui Trust Bank, London, 3.68% 08/01/2025(1)	940,000	940,000
TOTAL TIME DEPOSITS (Cost - $1,134,524)		1,134,524
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,134,524)		1,134,524

TOTAL INVESTMENTS – 106.6% (Cost - $1,994,966)		2,073,163
OTHER ASSETS LESS LIABILITIES – (6.6)%		(129,170)
NET ASSETS – 100.0%.		$1,943,993

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC SPDR S&P 500 ETF Trust	OBFR + 1.25%	Monthly	USD	2,788	01/20/2026	$178,589

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate